CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (1,444,392)	$ (458,570)	$ (2,167,544)	$ (3,076,091)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash stock compensation issued for services	38,000	26,600	46,000	2,092,664
Non-cash stock compensation issued to employees	303,463	0	17,750	0
Fair value of stock options issued to employees	381,475	0	69,787	0
Loss on settlement of debt	0	0	93,750	0
Amortization of discount on notes payable	39,918	93,237	337,413	366,126
Amortization of leasehold right of use asset	5,529	0	14,558	0
Depreciation and amortization	2,980	1,971	10,788	5,190
Changes in assets and liabilities:
Accounts receivable	3,859	151,182	218,341	(139,202)
Inventories	(60,896)	(8,172)	(57,874)	15,366
Prepaid expenses and other current assets	22,675	22,758	53,544	200,596
Deferred revenue	(178,572)	4,821,428	4,266,820	18,895
Accounts payable and accrued expenses	(76,791)	20,249	(200,298)	(377,814)
Leasehold liability	(5,163)	0	(13,582)	0
Accrued interest - related party	10,321	0	89,792	0
Accrued compensation	94,144	(1,582,595)	(1,410,077)	241,299
Income taxes payable	0	0	912	0
Deferred tax liabilities	0	0	433	0
Net cash provided by (used in) operating activities	(863,450)	3,088,088	1,370,513	(652,971)
Payments to acquire property, plant and equipment	(20,528)	(48,400)	(64,839)	(19,400)
Payments to acquire property, plant and equipment	(4,607)	0	(49,867)	0
Net cash (used) in investing activities	(25,135)	(48,400)	(114,706)	(19,400)
Cash flows from financing activities:
Cash paid for related party notes payable		(62,743)	(97,743)	(113,145)
Cash paid for notes payable		(131,722)	(131,722)	0
Proceeds from the sale of common stock	0	0	0	47,000
Proceeds from the sale of common stock - related parties	0	0	0	30,000
Proceeds from convertible notes payable	0	0	0	855,000
Proceeds from convertible notes payable - related parties	0	0	0	40,000
Net cash (used in) provided by financing activities	0	(194,465)	(229,465)	858,855
Increase (decrease) in cash and cash equivalents	(888,585)	2,845,223	1,026,342	186,484
Cash and cash equivalents at beginning of period	1,238,585	212,243	212,243	25,759
Cash and cash equivalents at end of period	350,000	3,057,466	1,238,585	212,243
Interest	0	9,879	84,043	6,071
Taxes	0	912	912	912
Leasehold right of use asset and leasehold liability upon adoption of ASU 2016-02, lease (Topic 842)	0	0	116,441	0
Common stock issued for conversion of notes payable and accrued interest	0	53,723	238,723	211,083
Common stock issued for prepaid services	0	0	0	387,000
Beneficial conversion feature on convertible notes	0	0	0	895,000
Settlement of accrued compensation	$ 0	$ 0	$ 712,162	$ 1,681,233